Share Capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share Capital
19.
SHARE CAPITAL

Share capital

As described in Note 1, in connection with the IPO, all outstanding preference shares and Series C Preference Shares converted into ordinary shares on a one-for-one basis. All authorized Series C Preference Shares, preference shares and non-voting ordinary shares were also redesignated into authorized ordinary shares. Under the Post IPO Bye Laws, the Company has two classes of authorized share capital: ordinary shares and special shares.

As of December 31, 2024 and 2023, the authorized, issued and outstanding share capital was as follows:

	As of December 31, 2024			As of December 31, 2023
(in thousands, except per share amounts)	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding	Liquidation Preference Per Share
Non-Voting Ordinary Shares	—	—	—	78,000,000	—	—	$—
Ordinary Shares	1,329,120,000	320,121,800	314,950,576	1,040,000,000	94,165,344	94,165,344	$—
Special Shares	156,000,000	127,771,124	127,771,124	156,000,000	127,771,124	127,771,124	$—
Preference Shares	—	—	—	26,000,000	3,319,420	3,319,420	$0.38
Series C Preference Shares	—	—	—	185,120,000	184,267,200	184,267,200	$7.69

As of December 31, 2024 and 2023, the treasury shares balance was $124.1 million and zero, respectively.

As of December 31, 2024, the total issued shares was 447,892,924, at $0.01 par value per share, for a total of $4.5 million. As of December 31, 2023, the total issued shares excluding the Series C Preference Shares was 225,255,888, at $0.01 par value per share, for a total of $2.3 million. As the Series C Preference Shares were accounted for as financial liabilities and as a result, their par value is not included in share capital as of December 31, 2023.

Warrants

In connection with the issuance of the Series C Preference Shares, the Company issued two warrants for 8,733,400 ordinary shares to VCAP, with each warrant being for 4,366,700 ordinary shares. The vesting period for each warrant expired upon the later of February 8, 2026, or the sale, distribution or other transfer of 100% of TPG’s or CPP Investments’ equity investment in the Company. Each warrant was tied to either TPG’s or CPP Investments’ equity investment in the Company and the number of warrants that vested was based on either the proceeds to TPG or CPP Investments upon a sale of their equity in the Company or the trading price of the Company’s ordinary shares starting 180 days after the IPO. The number of warrants that vested depended on the proceeds or trading price, as applicable, per ordinary share, with 0% vesting at $15.38 or lower price per ordinary share and 100% vesting at $23.08 or higher price per ordinary share, and linear vesting between $15.38 and $23.08 per ordinary share. The warrants had an exercise price of $0.01. In November 2024, 100% of the warrants vested based on the trading price of the Company’s ordinary shares and VCAP exercised 100% of the warrants. Upon the exercise, the Company issued 8,733,400 ordinary shares and the warrant liability was no longer outstanding. See Note 15.

Rights and preferences of share capital under the Prior Bye-Laws

Dividends

In February 2021, the Company issued a total of 184,267,200 Series C Preference Shares with an equal number of shares issued to each of TPG and CPP Investments (the “Series C Financing”). In connection with closing the Series C Financing, the Company adopted the Third Amended and Restated Bye-Laws (the “Prior Bye-Laws”), which set forth the rights and preferences of the Series C Preference Shares and the Company’s other classes of stock following the Series C Financing. The key terms of the Series C Financing and the Prior Bye-Laws are provided below.

In preference to the holders of the ordinary shares, non-voting ordinary shares, special shares and preference shares (the “Junior Shares”), the Series C Preference Shares were entitled to receive dividends at a rate per annum of (i) 6.00% of the liquidation preference of the Series C Preference Shares (“Series C Liquidation Preference”) if paid in cash or (ii) 8.00% of the Series C Liquidation Preference if paid by accretion to the Series C Liquidation Preference (“Series C PIK”) (“Series C Preferential Dividend”). The Series C Preferential Dividend compounded and was payable semi-annually in June and December of each year (each a “Series C Dividend Payment Date”). Because the Series C Shares were accounted for as financial liabilities, the Series C Preferential Dividend was recognized as interest expense in the consolidated statements of operations. See additional discussion below under the caption Dividend Activity for activity related to the Series C Preferential Dividend.

As long as the Series C Preference Shares remained outstanding, dividends could not be declared or paid on the Junior Shares without the approval of the holders of at least a majority of the outstanding Series C Preference Shares unless (1) such dividends were paid on a Series C Dividend Payment Date, (2) the Series C Preferential Dividend had been paid in full, either by cash or through the Series C PIK and (3) such dividends in the aggregate did not exceed the then applicable dividend cap. The dividend cap was $22.2 million for the December 2021 dividend date and increased by 3% for each dividend date thereafter. Ordinary shares and special shares were entitled to dividends proportionately according to the number of shares held. Preference Shares were entitled to a cumulative dividend per year equal to the greater of (1) $0.01 per Preference Share or (2) the dividends paid per year on each ordinary share.

Non-Voting ordinary shares were not entitled to dividends.

Conversion

Each Series C Preference Share was convertible, at the holder’s option, to ordinary shares equal to (i) the sum of (A) the Series C Liquidation Preference plus (B) the accrued but unpaid Series C Preferential Dividends, divided by (ii) the then-effective Series C Conversion Price (the “Series C Conversion Rate”). As of December 31, 2023, the Series C Conversion Price was $7.69 and the Series C Conversion Rate was 1.00. The Series C Conversion Price was subject to anti-dilution adjustments upon certain events such as stock splits or share combinations. If a holder of Series C Preference Shares elected to convert their Series C Preference Shares to ordinary shares, such holder must have converted all Series C Preference Shares.

Each Series C Preference Share would automatically convert into ordinary shares at the Series C Conversion Rate upon a Conversion Event, as defined in the Prior Bye-Laws.

Each preference share and non-voting ordinary share would automatically convert into an ordinary share immediately prior to the listing of the ordinary shares on a stock exchange, or upon the transfer or disposal of 51% or more of the ordinary shares or 51% or more of the value of the Company’s assets to an entity that was not an affiliate of the Company.

Dividend Activity

Dividends declared and paid

For the year ended December 31, 2024, the Company recognized $28.6 million in interest expense related to the Series C Preferential Dividend, which was also declared and paid in full. For the year ended December 31, 2024, the Company declared and paid $7.2 million and $11.0 million in dividends related to ordinary shares, and special shares and preference shares, respectively. All dividends for the year ended December 31, 2024 were declared and paid prior to the IPO. For the year ended December 31, 2024, the Group also declared and paid $0.7 million in dividends to non-controlling interests.

For each of the years ended December 31, 2023 and 2022, the Company recognized $85.0 million in interest expense related to the Series C Preferential Dividend, which was also declared and paid in full. For the years ended December 31, 2023 and 2022, the Company declared and paid $20.6 million and $19.5 million, respectively, in dividends related to ordinary shares. For the years ended December 2023 and 2022, the Company paid $28.7 million and $27.0 million, respectively, in dividends related to special shares and preference shares. For the year ended December 31, 2023, the Group also declared and paid $0.3 million in dividends to non-controlling interests.

Dividends declared and paid per share for the years ended December 31, 2024, 2023 and 2022, are presented in the table below. All dividends were declared and paid prior to the IPO and reflect the classes of shares outstanding at the time of the respective dividends.

	Year Ended December 31,
	2024	2023	2022
(in USD)
Ordinary Shares	$0.08	$0.22	$0.21
Special Shares	$0.08	$0.22	$0.21
Preference Shares	$0.35	$0.22	$0.21
Series C Preference Shares	$0.16	$0.46	$0.46